Provisions and other non-financial liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of other provisions [abstract]
Disclosure of detailed information about provisions [Text Block]
18.1	Types of provisions

	12/31/2018			12/31/2017
	Current	Non- current	Total	Current	Non- current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Provision for legal complaints (*)	11,862	3,000	14,862	16,419	3,000	19,419
Provision for dismantling, restoration and rehabilitation cost (**)	-	28,822	28,822	-	26,954	26,954
Other provisions (***)	94,335	-	94,335	47,026	47	47,073
Total	106,197	31,822	138,019	63,445	30,001	93,446

(*) These provisions correspond to legal processes that are pending resolution or that have not yet been disbursed. These provisions are mainly related to litigation involving the subsidiaries located in Chile, Brazil and the United States (see note 22.1).

(**) The commitments related to Sernageomin have been incorporated through the issuance of the guarantee for the restoration of the place where the production sites are located.

(***) See Note 18.2

Description of detailed information about other current and noncurrent provision [Text Block]
18.2	Description of other provisions

Current provisions, other short-term provisions	12/31/2018	12/31/2017
	ThUS$	ThUS$
Rent under Lease contract with Corfo (*)	84,826	32,331
Provision for additional tax related to foreign loans	471	416
End of agreement bonus	5,129	4,522
Directors’ per diem allowance	2,881	2,630
Provision for subsidiary restructuring	-	6,000
Miscellaneous provisions	1,028	1,127
Total	94,335	47,026
Other long-term provisions
Investments with negative equity	-	47
Total	-	47

(*) Payment Obligations for the lease contract with CORFO:
These correspond to obligations assumed in the modification of the Lease Agreement for extraction of mining claims owned by the Chilean Economic Development Agency (CORFO). Part of the obligations include quarterly lease payments to CORFO, based on SQM Salar’s sales for the period of products obtained from the claims leased; another part corresponds to annual contributions that SQM Salar must make, since 2018, to Research and Development and to Communities and Regional Development. 2017 includes US$
20.4
million corresponding to the payment that formed part of the agreement reached between SQM Salar and CORFO due to the end of Arbitration. (See Note 21.1)

Disclosure of other current liabilities [text block]
18.3	Other current liabilities

Other liabilities non-financial current

Description of other liabilities	12/31/2018	12/31/2017
	ThUS$	ThUS$
Tax withholdings	4,782	7,404
VAT payable	7,345	3,344
Guarantees received	2,641	2,638
Accrual for dividend	109,670	110,529
Monthly tax provisional payments	21,001	11,684
Deferred income	18,574	5,301
Withholdings from employees and salaries payable	6,052	6,725
Accrued vacations (*)	20,070	19,042
Other current liabilities	4,489	2,137
Total	194,624	168,804

(*) Vacation benefit (short-term benefits to employees, current) is in line with the provisions established in Chile’s Labor Code, which indicates that employees with more than a year of service will be entitled to annual vacation for a period of at least fifteen paid business days. The Company provides the benefit of two additional vacation days.

Disclosure of reconciliation of changes in other provisions [Text Block]
18.4	Changes in provisions

Description of items that gave rise to variations as of 12/31/2018	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Total provisions, initial balance	19,419	26,954	47,073	93,446
Changes in provisions:
Additional provisions	1,000	1,820	96,516	99,336
Provision used	(5,557)	-	(49,221)	(54,778)
Increase(decrease) in foreign currency exchange	-	-	-	-
others	-	48	(33)	15
Total Increase (decreases)	(4,557)	1,868	47,262	44,573
Total provisions, final balance	14,862	28,822	94,335	138,019

Description of items that gave rise to variations as of 12/31/2017	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Total provisions, initial balance	23,867	5,890	21,089	50,846
Changes in provisions:
Additional provisions	6,352	21,064	33,507	60,923
Provision used	(10,800)	-	(7,538)	(18,338)
Increase(decrease) in foreign currency exchange	-	-	9	9
Others	-	-	6	6
Total Increase (decreases)	(4,448)	21,064	25,984	42,600
Total provisions, final balance	19,419	26,954	47,073	93,446

Description of items that gave rise to variations as of December 31, 2016	Legal complaints	Provision for dismantling, restoration and rehabilitation cost	Other provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Total provisions, initial balance	21,067	5,890	13,445	40,402
Changes in provisions:
Additional provisions	2,800	-	54,310	57,110
Provision used	-	-	(47,261)	(47,261)
Increase(decrease) in foreign currency exchange	-	-	128	128
Others	-	-	467	467
Total Increase (decreases)	2,800	-	7,644	10,444
Total provisions, final balance	23,867	5,890	21,089	50,846